FINANCIAL INSTRUMENTS (Schedule of Carrying Value and Estimated Fair Value of Financial Assets and Liabilities) (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 NOK (kr)	Apr. 30, 2026	Dec. 31, 2025 USD ($)	Apr. 30, 2024
Non-Derivatives [Abstract]
Senior unsecured interest rate (in percentage)			7.75%
Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	$ 22,123			$ 14,092
7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Senior unsecured interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Senior unsecured interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Senior unsecured interest rate (in percentage)	8.25%	8.25%			8.25%
NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
U.S. dollar floating rate debt | kr		kr 750,000,000
7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Senior unsecured interest rate (in percentage)	7.75%	7.75%			7.75%
Long-term debt	$ 225,000			144,400
Carrying value
Non-Derivatives [Abstract]
Equity securities	4,873			4,146
Debt securities	140			0
Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	22,123			14,092
Interest rate/ currency swap contracts - long-term payables	240			6,146
Carrying value | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt	0			150,000
Carrying value | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt	150,000			150,000
Carrying value | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt	147,600			147,600
Carrying value | NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
Long-term debt	75,740			74,327
Carrying value | 7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Long-term debt	225,000			144,400
Fair value
Non-Derivatives [Abstract]
Equity securities	4,873			4,146
Debt securities	140			0
Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	22,123			14,092
Interest rate/ currency swap contracts - long-term payables	240			6,146
Fair value | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt	0			151,500
Fair value | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt	151,215			154,575
Fair value | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt	152,796			152,213
Fair value | NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
Long-term debt	75,494			74,327
Fair value | 7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Long-term debt	$ 232,808			$ 146,927